Goodwill and Other Intangibles (Tables)	12 Months Ended
Jul. 02, 2011
Goodwill and Other Intangibles [Abstract]
Goodwill rollfoward table by reporting segments

	Broadline	SYGMA	Other	Total
	(In thousands)
Carrying amount as of June 27, 2009	$1,087,467	$32,609	$390,719	$1,510,795
Goodwill acquired during year	18,350	—	6,829	25,179
Currency translation/Other	15,651	—	(1,810)	13,841

Carrying amount as of July 3, 2010	1,121,468	32,609	395,738	1,549,815
Goodwill acquired during year	44,047	—	—	44,047
Currency translation/Other	39,442	—	(15)	39,427

Carrying amount as of July 2, 2011	$1,204,957	$32,609	$395,723	$1,633,289

Amortized intangible assets table

	July 2, 2011			July 3, 2010
	Gross Carrying	Accumulated		Gross Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
	(In thousands)
Amortized intangible assets:
Customer relationships	$190,112	$(97,846)	$92,266	$169,913	$(77,394)	$92,519
Non-compete agreements	4,574	(1,269)	3,305	2,320	(1,306)	1,014
Trademarks	1,623	(282)	1,341	1,038	(136)	902

Total amortized intangible assets	$196,309	$(99,397)	$96,912	$173,271	$(78,836)	$94,435

Intangibles estimated amortization expense for the next five years table

Amount
(In thousands)
2012	$22,513
2013	20,518
2014	19,126
2015	14,501
2016	7,668